Consolidated Statements of Earnings (Loss) and Other Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 2,414	$ 2,343
Cost of goods sold ("COGS")	1,910	1,886
Gross margin	504	457
Selling, general and administrative expenses ("SG&A")	327	293
Foreign exchange ("FX") loss	4	43
Operating income	173	121
Loss on disposal of PP&E	0	(2)
Loss on financial instruments	(11)	(14)
Gain on redemption options	17	0
Equity earnings from associates and joint ventures	0	2
Impairment of goodwill	0	(65)
Earnings before finance costs and income taxes ("EBIT")	179	42
Net finance costs	98	94
Earnings (loss) before income taxes ("EBT")	81	(52)
Current income taxes	72	39
Deferred income taxes	(23)	(8)
Income taxes	49	31
Net earnings (loss)	32	(83)
Items that may be reclassified to profit or loss in subsequent periods
Gain on derivatives designated as cash flow hedges transferred to net earnings (loss), net of income tax expense	1	0
Unrealized gain (loss) on translation of foreign-denominated debt	(51)	15
Unrealized gain (loss) on translation of financial statements of foreign operations	22	(9)
Other comprehensive income (loss)	(28)	6
Total comprehensive income (loss)	$ 4	$ (77)
Earnings (loss) per share - basic	$ 0.26	$ (0.67)
Earnings (loss) per share - diluted	$ 0.26	$ (0.67)
Weighted average number of shares – basic	124,023,920	123,834,242
Weighted average number of shares – diluted	124,164,271	123,834,242